Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 4,387	£ 3,706	£ 2,043
Notional charge at UK corporation tax rate	833	704	388
Elimination of notional tax on share of after tax results of associates and joint ventures	(79)	(63)	(54)
Differences in overseas tax rates	161	128	53
Effect of intra-group financing	0	0	(13)
Non-taxable gain on disposals of businesses	0	(2)	0
Step-up gain	0	0	(2)
Other tax rate and tax base differences	0	0	(47)
Other items not chargeable	(49)	(52)	(60)
Impairment	36	0	135
Non-deductible losses on disposals of businesses	21	0	6
Other items not deductible	58	67	115
Irrecoverable withholding taxes	39	25	36
Movements in provision related to uncertain tax positions	42	1	6
Changes in tax rates	3	78	45
Adjustments in respect of prior years	(16)	21	(19)
Taxation on profit	£ 1,049	£ 907	£ 589
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	19.00%	19.00%	19.00%
Elimination of notional tax on share of after tax results of associates and joint ventures	(1.80%)	(1.70%)	(2.60%)
Differences in overseas tax rates	3.70%	3.50%	2.60%
Effect of intra-group financing	0.00%	0.00%	(0.60%)
Non-taxable gain on disposals of businesses	0.00%	(0.10%)	0.00%
Step-up gain	0.00%	0.00%	(0.10%)
Other tax rate and tax base differences	0.00%	0.00%	(2.30%)
Other items not chargeable	(1.10%)	(1.40%)	(3.00%)
Impairment	0.80%	0.00%	6.60%
Non-deductible losses on disposals of businesses	0.50%	0.00%	0.30%
Other items not deductible	1.30%	1.80%	5.60%
Irrecoverable withholding taxes	0.90%	0.70%	1.70%
Movements in provision related to uncertain tax positions	0.90%	0.00%	0.30%
Changes in tax rates	0.10%	2.10%	2.20%
Adjustments in respect of prior years	(0.40%)	0.60%	(0.90%)
Taxation on profit	23.90%	24.50%	28.80%
Tax rate before exceptional items	22.50%	22.20%	21.70%